Annual Total Returns (Bar Chart) (Invesco Mid Cap Core Equity Fund, Class Institutional, Invesco Mid Cap Core Equity Fund)	12 Months Ended
May 02, 2011
Invesco Mid Cap Core Equity Fund | Class Institutional, Invesco Mid Cap Core Equity Fund
Annual Total Returns
'03	28.02%
'04	14.40%
'05	7.92%
'06	11.62%
'07	10.33%
'08	(27.19%)
'09	30.84%
'10	12.94%